FAIR VALUE MEASUREMENTS - Schedule of Inputs for Level 3 Fair Value Measurements (Details) - Level 3	Jun. 30, 2025 year $ / shares	Dec. 31, 2024 year $ / shares
Stock price | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | $ / shares	0.60	8.83
Stock price | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	0.60	8.83
Strike price | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	3.4	1.5
Strike price | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	4.42	4.42
Strike price | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	3.45	2.5
Strike price | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	5.74	5.74
Term (in years) | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.2038	0.9500
Term (in years) | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | year	3.4	1.5
Term (in years) | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.2084	0.9654
Term (in years) | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | year	3.45	2.5
Volatility | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0380	0.0448
Volatility | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	1.2038	0.9780
Volatility | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0381	0.0449
Volatility | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	1.2084	1.1620
Risk-free rate | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1642	0.0764
Risk-free rate | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0380	0.0419
Risk-free rate | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1643	0.0764
Risk-free rate | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0381	0.0430
Dividend yield | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.000	0.000
Dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.000	0.000